Accounting policies - Schedule of depreciation rates of tangible assets (Details)	12 Months Ended
Dec. 31, 2024
Buildings for own use
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	2.70%
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	9.80%
Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	9.80%
Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rate, property, plant and equipment	23.90%